Impairment (Details 3)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	7.30%	6.40%
R T And M In Brazil Postponed Projects [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	7.10%	6.20%
Gas Utilities [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	5.70%	5.10%